Note 11 - Derivatives and Fair Value Disclosures (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Designated as Hedging Instrument [Member]	Oct. 01, 2009 Designated as Hedging Instrument [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Apr. 10, 2014 Interest Rate Swap [Member] USD ($)
Note 11 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Notional Amount	$ 48,692,694		$ 53,682,179						$ 17,553,663
Interest Rate Swap, Fixed Rate							2.60%	4.73%
Derivative, Reference Rate LIBOR	0.33%	0.33%
Derivative, Number of Instruments Held					1	5
Derivative, Fixed Interest Rate									2.60%
Foreign Currency Forward Contracts Converted, Amount		900,000,000	0	0
Derivative Instruments Not Designated as Hedging Instruments, Reclassification from OCI	(49,471)		67,849	54,340
Impaired Long-lived Assets, Pre-impairment Carrying Value	8,145,798
Impairment of Long-Lived Assets Held-for-use	6,168,747		0	0
Assets, Fair Value Disclosure, Nonrecurring	1,977,051		0
Liabilities, Fair Value Disclosure, Nonrecurring			$ 0